Loans and Related Allowance for Credit Losses, Payment Performance of Commercial Loan Modifications (Details) - Total Commercial [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	$ 125	$ 47
Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	3,095	791
Current-29 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	2,901	688
30-89 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	129	95
90 days or more past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	65	8
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	112	45
Commercial and industrial loans [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	672	324
Commercial and industrial loans [Member] | Current-29 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	609	308
Commercial and industrial loans [Member] | 30-89 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	35	8
Commercial and industrial loans [Member] | 90 days or more past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	28	8
Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	13	2
Commercial real estate [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	2,423	467
Commercial real estate [Member] | Current-29 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	2,292	380
Commercial real estate [Member] | 30-89 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	94	87
Commercial real estate [Member] | 90 days or more past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 37	$ 0